CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Convertible preferred stock, par value	$ 0.0001
BFLY Operations Inc
Convertible preferred stock, shares authorized	103,242,914
Common stock, par value	$ 0.0001	$ 0.0001
Series A convertible preferred stock | BFLY Operations Inc
Convertible preferred stock, shares authorized	25,952,123
Series B convertible preferred stock | BFLY Operations Inc
Convertible preferred stock, shares authorized	25,000,000
Series C convertible preferred stock | BFLY Operations Inc
Convertible preferred stock, shares authorized	27,948,045
Series D convertible preferred stock | BFLY Operations Inc
Convertible preferred stock, shares authorized	24,342,746
Convertible Preferred Stock | BFLY Operations Inc
Convertible preferred stock, par value	$ 0.0001	$ 0.0001
Convertible preferred stock, liquidation preference	$ 383,829	$ 383,829
Convertible preferred stock, shares authorized	103,242,914	103,242,914
Convertible preferred stock, shares issued	103,242,914	103,242,914
Convertible preferred stock, shares outstanding	103,242,914	103,242,914
Common Stock [Member] | BFLY Operations Inc
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	112,000,000	112,000,000
Common stock shares issued	6,350,083	5,720,842
Common stock, shares outstanding	6,350,083	5,720,842
Special-voting common stock | BFLY Operations Inc
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	25,952,123	25,952,123
Common stock shares issued	0	0
Common stock, shares outstanding	0	0